Trade Accounts Receivable - Provision for credit losses (Details) $ in Thousands	6 Months Ended
Jul. 31, 2024 USD ($)
Trade Accounts Receivable
Beginning Balance	$ 699
Current period provision for expected losses	1,010
Write-offs charged against the provision	(750)
Effect of movements in foreign exchange	(4)
Ending Balance	$ 955